Fair Value Measurements - Summary of Fair Value Hierarchy Master Trust Investment Assets at NAV (Details) - EBP 020 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,369,226,000	$ 1,303,068,000
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,164,998,000	1,099,829,000
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,164,998,000	1,099,829,000
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Other Redemption Restrictions	None	None
Redemption Notice Period	0 years	0 years